Segment Information (Schedule Of Revenue From External Sales And Long-Lived Assets, By Geographical Areas) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales	$ 859.2	[1],[2],[3]	$ 877.6	[1],[2]	$ 879.6	[1]	$ 860.8	[1]	$ 808.8	[1],[2],[3]	$ 862.9	[1],[2]	$ 867.3	[1]	$ 875.5	[1]	$ 3,477.2	$ 3,414.5	$ 3,303.2
Tangible long-lived assets	574.6								572.8								574.6	572.8	580.6
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	2,449.9	2,430.2	2,298.3
Tangible long-lived assets	363.6								383.9								363.6	383.9	387.7
China
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	335.5	311.9	319.4
Tangible long-lived assets	35.7								35.9								35.7	35.9	38.1
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	351.7	326.2	346.7
Tangible long-lived assets	124.5								102.7								124.5	102.7	105.0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	201.6	213.2	212.6
Tangible long-lived assets	25.0								21.1								25.0	21.1	20.8
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	69.6	64.5	50.5
Tangible long-lived assets	11.8								12.9								11.8	12.9	12.2
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
External Sales																	68.9	68.5	75.7
Tangible long-lived assets	$ 14.0								$ 16.3								$ 14.0	$ 16.3	$ 16.8

[1]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[2]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[3]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.